Net Loss per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	30,424,436	21,953,767
Employee Stock Option [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,239,391	18,871,592
Unvested Restricted Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	360,333	3,082,175
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,824,712	0